UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	10/22/2012

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	60818

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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

FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 223 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 280 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 1271 921304 SH Other 01 0
921304

China Housing and Land Develop Common 16939V103 5685 4119730 SH Sole
4,119,730 0

China Pharma Hldgs Inc Com Common 16941T104 162 443645 SH Other 01 0 443645

China Pharma Hldgs Inc Com Common 16941T104 659 1804286 SH Sole 1,804,286 0

China Ritar Power Corp Common 169423100 519 692349 SH Other 01 0 692349

China Ritar Power Corp Common 169423100 5518 7356926 SH Sole 7,356,926 0

China Sky One Med Inc Com Common 16941P102 384 1164422 SH Sole 1164422 0

China Yida Hldg Co Com New Common 16945D204 159 305651 SH Other 01 0 305651

China Yida Hldg Co Com New Common 16945D204 1738 3343004 SH Sole 3,343,004 0

Conocophillips Nfs Llc Is Common 20825C104 2456 42953 SH Other 01 0 42954

Conocophillips Nfs Llc Is Common 20825C104 11062 193467 SH Sole 193,467 0

Exxon Mobil Corporation Common 30231G102 320 3500 SH Sole 3,500 0

Jiangbo Pharmaceuticals Inc Common 47737R101 52 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 3660 2361368 SH Sole
2,361,368 0

Murphy Oil Corp Common 626717102 430 8000 SH Sole 8,000 0

Phillips 66 Com Common 718546104 1029 22181 SH Other 01 0 22181

Phillips 66 Com Common 718546104 4485 96724 SH Sole 96724 0

Shengtai Pharmaceutical Inc Common 823214200 2826 1777129 SH Sole 1,777,129 0

Tianyin Pharmaceutical Co Inc Common 88630M104 242 397340 SH Other 01
0 397340

Tianyin Pharmaceutical Co Inc Common 88630M104 2886 4731325 SH Sole 4731325 0

Total Fina SA ADR Common 89151E109 2094 41800 SH Other 01 0 41800

Total Fina SA ADR Common 89151E109 12677 253029 SH Sole 253029 0

         60818